Initial Public Offering (Details) - USD ($)				6 Months Ended	11 Months Ended
	Sep. 17, 2021	Aug. 06, 2021	Aug. 03, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross					$ 150,000,000
Value of Class B common stock transferred to Anchor Investors at initial public offering					6,509,758
Deferred underwriting commissions				$ 5,250,000	$ 5,250,000
Number of shares per warrant				1	1
Class A Common stock | Warrants.
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Initial public offering.
Subsidiary, Sale of Stock [Line Items]
Number of units sold		15,000,000
Purchase price, per unit		$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000
Offering costs		13,800,000
Underwriting discount		1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Other offering costs		522,784
Deferred underwriting commissions		$ 5,300,000
Number of shares per warrant		1
Exercise price of warrants		$ 11.50
Option to purchase additional units given to investors		15,480,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Option vesting period			45 days	45 days	45 days
Option to purchase additional Units			2,250,000	2,250,000	2,250,000
Option to purchase additional units given to investors			2,250,000
common stock forfeited	562,500